SUPPLEMENT

DATED SEPTEMBER 15, 2014 TO

HARTFORD INDEX HLS FUND

(A SERIES OF HARTFORD SERIES FUND, INC.)

PROSPECTUS DATED MAY 1, 2014, AS LAST SUPPLEMENTED JULY 31, 2014, AND SUMMARY PROSPECTUS DATED MAY 1, 2014, AS LAST SUPPLEMENTED JULY 24, 2014

At a special meeting of shareholders held on September 15, 2014, shareholders of the Hartford Index HLS Fund (the “Index Fund”) approved an Agreement and Plan of Reorganization, which provides for:

•                  the transfer of all of the assets of the Index Fund to the HIMCO VIT Index Fund (the “New Index Fund”), a newly organized series of HIMCO Variable Insurance Trust, in exchange for shares of the New Index Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Index Fund on the valuation date for the reorganization;

•                  the assumption by the New Index Fund of all of the liabilities of the Index Fund; and

•                  the distribution of shares of the New Index Fund to the shareholders of the Index Fund on a pro rata basis in complete liquidation of the Index Fund.

If other closing conditions are satisfied, the reorganization is expected to occur immediately prior to the opening of business on October 20, 2014 based on the net asset value of the Index Fund’s shares as of the close of business on the New York Stock Exchange on October 17, 2014.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE.

SUPPLEMENT

DATED SEPTEMBER 15, 2014 TO THE FOLLOWING PROSPECTUSES:

AMERICAN FUNDS ASSET ALLOCATION HLS FUND

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND

AMERICAN FUNDS BOND HLS FUND

AMERICAN FUNDS GLOBAL BOND HLS FUND

AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND

AMERICAN FUNDS GLOBAL GROWTH HLS FUND

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND

AMERICAN FUNDS GROWTH HLS FUND

AMERICAN FUNDS GROWTH-INCOME HLS FUND

AMERICAN FUNDS INTERNATIONAL HLS FUND

AMERICAN FUNDS NEW WORLD HLS FUND

(EACH AN “ACQUIRED FUND” AND COLLECTIVELY, THE “ACQUIRED FUNDS”)

(EACH OF THE ABOVE IS A SERIES OF HARTFORD SERIES FUND, INC.)

EACH PROSPECTUS DATED MAY 1, 2014, AS LAST SUPPLEMENTED MAY 8, 2014

At a special meeting of shareholders held on September 15, 2014, shareholders of each Acquired Fund approved an Agreement and Plan of Reorganization, which provides for:

•      the transfer of all of the assets of each Acquired Fund to the corresponding Acquiring Fund as set forth in the chart below in exchange for shares of the Acquiring Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of that Acquired Fund on the valuation date for the reorganization;

•      the assumption by each Acquiring Fund of all of the liabilities of its corresponding Acquired Fund; and

•      the distribution of shares of each Acquiring Fund to the shareholders of the corresponding Acquired Fund on a pro rata basis in complete liquidation of that Acquired Fund.

Acquired Fund (series of Hartford Series Fund, Inc.)	Acquiring Fund (series of HIMCO Variable Insurance Trust)

American Funds Asset Allocation HLS Fund	HIMCO VIT American Funds Asset Allocation Fund

American Funds Blue Chip Income and Growth HLS Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund

American Funds Bond HLS Fund	HIMCO VIT American Funds Bond Fund

American Funds Global Bond HLS Fund	HIMCO VIT American Funds Global Bond Fund

American Funds Global Growth HLS Fund	HIMCO VIT American Funds Global Growth Fund

American Funds Global Growth and Income HLS Fund	HIMCO VIT American Funds Global Growth and Income Fund

American Funds Global Small Capitalization HLS Fund	HIMCO VIT American Funds Global Small Capitalization Fund

American Funds Growth HLS Fund	HIMCO VIT American Funds Growth Fund

American Funds Growth-Income HLS Fund	HIMCO VIT American Funds Growth-Income Fund

American Funds International HLS Fund	HIMCO VIT American Funds International Fund

American Funds New World HLS Fund	HIMCO VIT American Funds New World Fund

If other closing conditions are satisfied, the reorganizations are expected to occur immediately prior to the opening of business on October 20, 2014 based on the net asset value of each Acquired Fund’s shares as of the close of business on the New York Stock Exchange on October 17, 2014.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

SUPPLEMENT

DATED SEPTEMBER 15, 2014 TO

HARTFORD PORTFOLIO DIVERSIFIER HLS FUND

(A SERIES OF HARTFORD SERIES FUND, INC.)

PROSPECTUS DATED MAY 1, 2014, AS LAST SUPPLEMENTED MAY 8, 2014

At a special meeting of shareholders held on September 15, 2014, shareholders of the Hartford Portfolio Diversifier HLS Fund (the “Portfolio Diversifier Fund”) approved an Agreement and Plan of Reorganization, which provides for:

•                  the transfer of all of the assets of the Portfolio Diversifier Fund to the HIMCO VIT Portfolio Diversifier Fund (the “New Portfolio Diversifier Fund”), a newly organized series of HIMCO Variable Insurance Trust, in exchange for shares of the New Portfolio Diversifier Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Portfolio Diversifier Fund on the valuation date for the reorganization;

•                  the assumption by the New Portfolio Diversifier Fund of all of the liabilities of the Portfolio Diversifier Fund; and

•                  the distribution of shares of the New Portfolio Diversifier Fund to the shareholders of the Portfolio Diversifier Fund on a pro rata basis in complete liquidation of the Portfolio Diversifier Fund.

If other closing conditions are satisfied, the reorganization is expected to occur immediately prior to the opening of business on October 20, 2014 based on the net asset value of the Portfolio Diversifier Fund’s shares as of the close of business on the New York Stock Exchange on October 17, 2014.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.